Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains (losses) on derivative financial instruments (Note 4)	₱ 1,436	₱ 2,572	₱ 1,651
Hedge costs	(238)	(250)	(251)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	₱ 1,198	₱ 2,322	₱ 1,400